Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 48,375	$ 144,863	$ 450,634
Operating Expenses:
Selling expenses		63	10,219
Payroll, payroll taxes and others	1,792,080	572,240	1,370,972
Professional fees	453,846	525,625	555,657
Depreciation and amortization	75,501	76,246	36,243
Allowance (recovery) for trade receivable	134,960	(159,509)	165,464
Other general and administrative	381,903	454,355	261,610
Total Operating Expenses	2,838,290	1,469,020	2,400,165
Loss From Operations	(2,789,915)	(1,324,157)	(1,949,531)
Other Income (Expense):
Gain (loss) on disposal of asset	(1,369)	(12)	10,954
Gain on foreign currency transactions	80,603	18,762	43,548
Gain (loss) on deconsolidation	14,404		(240,431)
Loss on valuation of warrants	(493,274)
Interest (expense) income		16,476	(31,615)
Other income	346	139,320	16,011
Total Other (Expense) Income	(399,290)	174,546	(201,533)
Loss Before Income Tax	(3,189,205)	(1,149,611)	(2,151,064)
Income tax		(10,835)	(3,020)
Net Loss	$ (3,189,205)	$ (1,160,446)	$ (2,154,084)
Net loss per ordinary share - basic (in dollars per share)	$ (0.22)	$ (0.1)	$ (0.18)
Net loss per ordinary share - diluted (in dollars per share)	$ (0.22)	$ (0.1)	$ (0.18)
Weighted-average shares outstanding, basic (in shares)	14,688,872	11,675,216	11,675,216
Weighted-average shares outstanding, diluted (in shares)	14,688,872	11,675,216	11,675,216
Comprehensive Income (Loss):
Net Income (Loss)	$ (3,189,205)	$ (1,160,446)	$ (2,154,084)
Other comprehensive income (loss), net of tax:
Change in foreign currency translation adjustments	(145,553)	108,520	(101,200)
Total other comprehensive loss	$ (3,334,758)	$ (1,051,926)	$ (2,255,284)